Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of disaggregation of revenue by product

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2020	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,190,088,566	19,755,482	176,229,908	538,869,175	39,537,661	1,964,480,792
Xiaoying Revolving Loan	76,444,207	21,571,881	26,000,468	73,991,011	597,911	198,605,478
Xiaoying Housing Loan	—	—	—	—	172,960	172,960
Internet Channel(1)	—	45,449	1,611,453	3,291	11	1,660,204
Other loans	—	—	—	—	226,720	226,720
Other service(2)	—	—	—	—	27,811,304	27,811,304
Total	1,266,532,773	41,372,812	203,841,829	612,863,477	68,346,567	2,192,957,458

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2021	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,545,431,636	161,313	312,373,187	644,009,587	31,877,690	3,533,853,413
Xiaoying Revolving Loan	—	—	3,216,931	27,891,908	537,311	31,646,150
Other loans	—	—	—	—	130,768	130,768
Other service(2)	—	—	—	—	60,834,774	60,834,774
Total	2,545,431,636	161,313	315,590,118	671,901,495	93,380,543	3,626,465,105

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2022	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,044,343,554	—	372,015,426	959,446,184	20,815,986	3,396,621,150
Xiaoying Revolving Loan	—	—	435,180	2,815	—	437,995
Other loans	—	—	—	6,828,467	207,964	7,036,431
Other service(2)	—	—	—	—	158,854,539	158,854,539
Total	2,044,343,554	—	372,450,606	966,277,466	179,878,489	3,562,950,115

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2022	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	296,401,954	—	53,937,167	139,106,621	3,018,034	492,463,776
Xiaoying Revolving Loan	—	—	63,095	408	—	63,503
Other loans	—	—	—	990,034	30,152	1,020,186
Other services(2)	—	—	—	—	23,031,743	23,031,743
Total	296,401,954	—	54,000,262	140,097,063	26,079,929	516,579,208
(1)Represents loans facilitated to borrowers referred by other platforms. The Group ceased to facilitate loans for other platforms in 2020.
(2)Primarily consists of referral service fees for introducing borrowers to other platforms, technology service fees received for providing assistant technology development services and penalty fees for loan prepayment and late payment.

Schedule of accounts receivable and contract assets

	Accounts	Accounts
	receivable	receivable
	and contract	and contract
	assests from	assests from	Accounts
	facilitation	post-origination	receivable from	Allowance for
As of December 31, 2021	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	189,556,149	2,468,496	26,080,407	(8,092,404)	210,012,648
Contract assests:
Xiaoying Credit Loan	529,311,240	25,931,783	—	(17,775,553)	537,467,470
Total	718,867,389	28,400,279	26,080,407	(25,867,957)	747,480,118

	Accounts	Accounts
	receivable	receivable	Accounts
	and contract	and contract	receivable
	assests from	assests from	and contract
	facilitation	post-origination	assests from	Allowance for
As of December 31, 2022	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	24,326,715	1,427,297	54,103,450	(15,353,343)	64,504,119
Other loans	—	—	824,527	(39,132)	785,395
Contract assests:
Xiaoying Credit Loan	1,038,520,804	60,244,520	317,399	(6,480,105)	1,092,602,618
Other loans	3,887,805	134,389	—	(2,586)	4,019,608
Total	1,066,735,324	61,806,206	55,245,376	(21,875,166)	1,161,911,740

.	Accounts	Accounts
	receivable	receivable	Accounts
	and contract	and contract	receivable
	assests from	assests from	and contract
	facilitation	post-origination	assests from	Allowance for
As of December 31, 2022	services	services	financing income	credit losses	Total
	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	3,527,042	206,939	7,844,263	(2,226,025)	9,352,219
Other loans	—	—	119,545	(5,674)	113,871
Contract assests:
Xiaoying Credit Loan	150,571,362	8,734,634	46,019	(939,527)	158,412,488
Other loans	563,679	19,485	—	(375)	582,789
Total	154,662,083	8,961,058	8,009,827	(3,171,601)	168,461,367

Schedule of aging of past due accounts receivables

As of December 31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	205,943,964	6,352,735	5,808,353	218,105,052
Total	205,943,964	6,352,735	5,808,353	218,105,052

As of December 31, 2022
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	72,674,385	2,932,527	4,250,550	79,857,462
Other loans	746,331	40,675	37,521	824,527
Total	73,420,716	2,973,202	4,288,071	80,681,989

As of December 31, 2022
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	10,536,796	425,176	616,272	11,578,244
Other loans	108,208	5,897	5,440	119,545
Total	10,645,004	431,073	621,712	11,697,789

Schedule of movement of provision for accounts receivable and contract assets

	As of		Provision for	Charge-off for	As of
	January 1,	Adoption of ASU	accounts receivable	accounts	December 31,
	2020	2016-13	(net of recovery) (1)	receivable	2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	185,085,029	11,480,592	112,833,743	(271,870,171)	37,529,193
Xiaoying Revolving Loan	7,824,878	811,579	11,883,737	(19,367,707)	1,152,487
Internet Channel	—	3,232,265	(3,232,265)	—	—
Total	192,909,907	15,524,436	121,485,215	(291,237,878)	38,681,680

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2021	(1)	contract assets	2021
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	37,529,193	46,512,298	(75,949,087)	8,092,404
Xiaoying Revolving Loan	1,152,487	1,612,419	(2,764,906)	—
Contract assests:
Xiaoying Credit Loan	—	29,123,093	(11,347,540)	17,775,553
Total	38,681,680	77,247,810	(90,061,533)	25,867,957

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2022	(1)	contract assets	2022
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	8,092,404	21,753,517	(14,492,578)	15,353,343
Other loans	—	145,931	(106,799)	39,132
Contract assests:
Xiaoying Credit Loan	17,775,553	(66,409)	(11,229,039)	6,480,105
Other loans	—	2,586	—	2,586
Total	25,867,957	21,835,625	(25,828,416)	21,875,166

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2022	(1)	contract assets	2022
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	1,173,288	3,153,963	(2,101,226)	2,226,025
Other loans	—	21,158	(15,484)	5,674
Contract assests:
Xiaoying Credit Loan	2,577,213	(9,628)	(1,628,058)	939,527
Other loans	—	375	—	375
Total	3,750,501	3,165,868	(3,744,768)	3,171,601
(1)	The recoveries of charge-off of accounts receivables and contract assets amounted to RMB4,243,262, RMB850,597 and RMB1,738,580 (US$252,070) during the year ended December 31, 2020, 2021 and 2022, respectively.

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Schedule of remaining contractual maturities of the group's lease liabilities at the date of transition

	As of December 31, 2022
	RMB	US$
Cash payments for operating leases	18,949,406	2,747,406
ROU assets obtained in exchange for operating lease liabilities	54,743,146	7,937,010

Schedule of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2022 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2023	16,425,020	2,381,404
2024	16,829,056	2,439,984
2025	15,561,821	2,256,252
2026	9,572,584	1,387,894
2027 and thereafter	15,896,286	2,304,745
Total future lease payments	74,284,767	10,770,279
Less: Imputed interest	11,787,025	1,708,958
Total lease liability balance	62,497,742	9,061,321

Schedule of accounts receivables due from institutional funding partner and institutional cooperators

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
Institutional cooperator A	Nil	*	29.6%
Institutional cooperator B	*	*	12.3%
Institutional cooperator C	54.4%	27.6%	*

	As of December 31,	As of December 31,
	2021	2022
Institutional cooperator A	*	26.3%
Institutional cooperator B	*	13.7%
Institutional cooperator D	Nil	15.6%
Institutional cooperator E	15.5%	*
Institutional funding partner A	11.0%	*

	As of December 31,	As of December 31,
	2021	2022
Institutional cooperator B	*	20.1%
Institutional cooperator C	30.7%	Nil
Institutional cooperator D	*	19.2%
Institutional cooperator E	23.1%	10.7%
Institutional cooperator F	*	10.0%

* Less than 10%.

Xiaoying Housing Loan [Member]
Summary of significant accounting policies
Schedule of aging of past due accounts receivables

As of December 31, 2021	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	1,392,439	10,690,878	12,083,317

As of December 31, 2022	Over due 1 – 2	Over due 2 – 3	Over due over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	10,061,258	10,061,258

As of December 31, 2022	Over due	Over due	Over due
Aging	1 – 2 years	2 – 3 years	over 3 years	Total
	US$	US$	US$	US$
Xiaoying Housing Loans	—	—	1,458,745	1,458,745

Schedule of movement in provision for loans receivable

	Provision for Loans Receivable
As of December 31, 2019	from Xiaoying Housing Loans	Charge-off	As of December 31, 2020
RMB	RMB	RMB	RMB
48,211,512	17,993,570	(66,205,082)	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2020	from Xiaoying Housing Loans	charge-off	As of December 31, 2021
RMB	RMB	RMB	RMB
—	(377,559)	377,559	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2021	from Xiaoying Housing Loans	charge-off	As of December 31, 2022
RMB	RMB	RMB	RMB
—	(6,066,176)	6,066,176	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2021	from Xiaoying Housing Loans	charge-off	As of December 31, 2022
US$	US$	US$	US$
—	(879,513)	879,513	—

Xiaoying Credit Loans and Revolving Loans [Member]
Summary of significant accounting policies
Schedule of aging of past due accounts receivables

As of December
31, 2021
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	2,514,735,264	13,800,724	8,625,373	2,537,161,361
Xiaoying Revolving Loans	2,241,915	—	5,396	2,247,311
Total	2,516,977,179	13,800,724	8,630,769	2,539,408,672

As of December
31, 2022
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	3,822,596,905	22,812,090	11,213,448	3,856,622,443
Other loans	57,586,395	1,705,924	957,617	60,249,936
Total	3,880,183,300	24,518,014	12,171,065	3,916,872,379

As of December
31, 2022
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loans	554,224,454	3,307,442	1,625,797	559,157,693
Other loans	8,349,243	247,336	138,841	8,735,420
Total	562,573,697	3,554,778	1,764,638	567,893,113

Schedule of loans receivable from Xiaoying Credit Loans and Revolving Loans

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2021	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	2,537,161,361	(54,725,057)	2,482,436,304
Xiaoying Revolving Loan	2,247,311	(610,684)	1,636,627
Total	2,539,408,672	(55,335,741)	2,484,072,931

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2022	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	3,856,622,443	(103,630,827)	3,752,991,616
Other loans	60,249,936	(2,848,327)	57,401,609
Total	3,916,872,379	(106,479,154)	3,810,393,225

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2022	loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	559,157,693	(15,025,057)	544,132,636
Other loans	8,735,420	(412,969)	8,322,451
Total	567,893,113	(15,438,026)	552,455,087

Schedule of movement in provision for loans receivable

			Provision for loans
			receivable
			from Xiaoying Credit
	As of		Loans and other
	January 1,	Adoption of ASU	loans (net of		As of December
	2020	2016-13	recovery) (1)	Charge-off	31, 2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	—	—	74,934,783	(4,319,003)	70,615,780
Xiaoying Revolving Loans	24,709,468	4,205,046	152,275,243	(149,249,753)	31,940,004
Total	24,709,468	4,205,046	227,210,026	(153,568,756)	102,555,784

		(Reversal of)
		provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of January 1,	other loans (net of		As of December 31,
	2021	recovery) (1)	Charge-off	2021
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	70,615,780	80,823,776	(96,714,499)	54,725,057
Xiaoying Revolving Loans	31,940,004	(4,428,608)	(26,900,712)	610,684
Total	102,555,784	76,395,168	(123,615,211)	55,335,741

		(Reversal of)
		provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2021	recovery) (1)	Charge-off	2022
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	54,725,057	160,131,434	(111,225,664)	103,630,827
Xiaoying Revolving Loans	610,684	—	(610,684)	—
Other loans	—	4,510,445	(1,662,118)	2,848,327
Total	55,335,741	164,641,879	(113,498,466)	106,479,154

		(Reversal of)
		provision for loans
		receivable from
		Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2021	recovery) (1)	Charge-off	2022
	US$	US$	US$	US$
Xiaoying Credit Loans	7,934,387	23,216,876	(16,126,206)	15,025,057
Xiaoying Revolving Loans	88,541	—	(88,541)	—
Other loans	—	653,953	(240,984)	412,969
Total	8,022,928	23,870,829	(16,455,731)	15,438,026
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and other loans amounted to RMB11,249,305, RMB8,803,265 and RMB12,189,107 (US$1,767,254) during the years ended December 31, 2020, 2021 and 2022, respectively.

Consolidated Trusts [Member]
Summary of significant accounting policies
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Restricted cash	212,812,257	398,439,250	57,768,261
Accounts receivable and contract assets, net	8,335,518	37,262,868	5,402,608
Loans receivable from Xiaoying Credit Loans and other loans, net	1,622,699,799	2,771,927,123	401,891,655
Loans at fair value	389,679,352	120,279,612	17,438,904
Prepaid expenses and other current assets	7,889,836	5,073,797	735,632
Total assets	2,241,416,762	3,332,982,650	483,237,060
Liabilities:
Payable to investors and institutional funding partners at amortized cost	1,466,068,260	2,627,910,203	381,011,164
Payable to investors at fair value	462,714,400	141,288,810	20,484,952
Other taxes payable	5,631,031	3,226,746	467,834
Accrued expenses and other current liabilities	3,259,339	16,698,946	2,421,120
Total liabilities	1,937,673,030	2,789,124,705	404,385,070

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenue	331,300,043	285,859,862	648,893,767	94,080,753
Net income (loss)	(19,795,471)	105,610,429	360,550,889	52,274,965

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(20,179,042)	155,272,678	273,610,963	39,669,861
Net cash provided by (used in) investing activities	1,139,220,723	(433,914,047)	(928,400,322)	(134,605,394)
Net cash provided by (used in) financing activities	(1,092,165,825)	14,599,010	840,416,352	121,848,917

VIEs and Consolidated Trusts
Summary of significant accounting policies
Schedule of financial statements

	As of
	December 31	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	212,766,581	116,523,581	16,894,331
Restricted cash	220,812,257	403,439,250	58,493,193
Accounts receivable and contract assets, net	67,917,846	65,289,514	9,466,090
Loans receivable from Xiaoying Credit Loans and other loans, net	2,458,221,481	3,777,595,492	547,699,863
Loans at fair value	389,679,352	120,279,612	17,438,904
Deposits to institutional cooperators, net	2,702,000	—	—
Prepaid expenses and other current assets, net	104,088,188	53,328,083	7,731,845
Financial guarantee derivative	11,816,799	—	—
Deferred tax assets, net	128,554,651	2,277,314	330,179
Long-term investments	556,571,016	495,994,880	71,912,498
Property and equipment, net	2,673,157	604,992	87,716
Intangible assets, net	29,554,089	28,711,872	4,162,830
Loan receivable from Xiaoying Housing Loans, net	12,083,317	10,061,258	1,458,745
Income taxes receivable	—	1,870,729	271,230
Other non-current assets	4,850,671	2,469,629	358,063
Total assets	4,202,291,405	5,078,446,206	736,305,487
Liabilities:
Payable to investors and institutional funding partners at amortized cost	1,466,068,260	2,627,910,203	381,011,164
Payable to investors at fair value	462,714,400	141,288,810	20,484,952
Financial guarantee derivative	565,953,269	107,890,394	15,642,637
Short-term borrowings	—	20,000,000	2,899,727
Accrued payroll and welfare	8,959,248	12,047,490	1,746,722
Other taxes payable	100,333,129	123,105,603	17,848,635
Income taxes payable	8,189,833	—	—
Accrued expenses and other current liabilities	85,485,440	102,148,275	14,810,108
Other non-current liabilities	—	1,937,009	280,840
Total liabilities	2,697,703,579	3,136,327,784	454,724,785

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenue	754,755,127	1,388,255,858	1,350,809,649	195,848,989
Net income (loss)	(180,518,614)	695,892,749	738,032,308	107,004,626

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(190,951,068)	485,090,529	151,675,178	21,990,834
Net cash provided by (used in) investing activities	1,133,193,197	(702,678,519)	(925,707,537)	(134,214,977)
Net cash provided by (used in) financing activities	(1,073,465,825)	(4,100,990)	860,416,352	124,748,645